Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended									12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Net income (loss) attributable to AK Steel Holding Corporation	$ (13.6)	$ (145.4)	$ 6.7	$ (64.0)	$ (306.3)	$ 13.5	$ (7.2)	$ (17.1)	$ (86.1)	$ (509.0)	$ (96.9)	$ (46.8)
Less: distributed earnings to common stockholders and holders of certain stock compensation awards	0.0				0.0					0.0	0.0	0.0
Undistributed earnings (loss)										(509.0)	(96.9)	(46.8)
Undistributed earnings (loss)	(13.6)				(306.3)
Common stockholders earnings - basic [Abstract]
Distributed earnings to common stockholders	0.0				0.0					0.0	0.0	0.0
Undistributed earnings (loss) to common stockholders - basic	(13.5)				(305.1)					(507.3)	(96.6)	(46.6)
Common stockholders earnings (loss) - basic	(13.5)				(305.1)					(507.3)	(96.6)	(46.6)
Common stockholders earnings - diluted [Abstract]
Distributed earnings to common stockholders	0.0				0.0					0.0	0.0	0.0
Undistributed earnings to common stockholders - diluted	(13.5)				(305.1)					(507.3)	(96.6)	(46.6)
Common stockholders earnings - diluted	$ (13.5)				$ (305.1)					$ (507.3)	$ (96.6)	$ (46.6)
Common shares outstanding (weighted-average shares in millions) [Abstract]
Common shares outstanding for basic earnings per share (in shares)	177.5				177.0					177.2	148.1	135.8
Effect of exchangeable debt	0.0				0.0					0.0	0.0	0.0
Effect of dilutive stock-based compensation (in shares)	0.0				0.0					0.0	0.0	0.0
Common shares outstanding for diluted earnings per share (in shares)	177.5				177.0					177.2	148.1	135.8
Basic earnings per share [Abstract]
Distributed earnings - basic (in dollars per share)	$ 0.00				$ 0.00					$ 0.00	$ 0.00	$ 0.00
Undistributed earnings (loss) - basic (in dollars per share)	(0.08)				(1.72)					(2.86)	(0.65)	(0.34)
Basic earnings (loss) per share (in dollars per share)	$ (0.08)				$ (1.72)	$ 0.08	$ (0.05)	$ (0.13)	$ (0.63)	(2.86)	(0.65)	(0.34)
Diluted earnings per share [Abstract]
Distributed Earnings, Diluted	$ 0.0				$ 0.0
Distributed earnings - diluted (in dollars per share)	$ 0.00				$ 0.00					0.00	0.00	0.00
Undistributed earnings (loss) - diluted (in dollars per share)	(0.08)				(1.72)					(2.86)	(0.65)	(0.34)
Diluted earnings (loss) per share (in dollars per share)	$ (0.08)				$ (1.72)	$ 0.07	$ (0.05)	$ (0.13)	$ (0.63)	$ (2.86)	$ (0.65)	$ (0.34)
Potentially issuable common shares excluded from earnings per share calculation due to anti-dilutive effect (in millions of shares)	3.9				3.0					3.6	9.7	2.6